Long-term Debt - Schedule of Maturities of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Revolving Line of Credit	$ 18,555	$ 27,269	$ 17,231
Various notes payable, maturing through December 2016; payable in various monthly installments, including interest rates ranging from 0.0% to 10.0%	820	757	660
Total	19,375	28,026	17,891
Less: current maturities	(268)	(255)	(186)
Long-term debt, less current maturities	$ 19,107	$ 27,771	$ 17,705